Fair Value Quantitative and Qualitative Disclosures - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liability [line items]
Rate of Interest	4.49408%
Equity Instruments At Fair Value Through Profit Or Loss	$ 3,781,006	$ 7,876,588
Gains (losses) on financial assets at fair value through profit or loss	16,684,661	$ 21,099,670	$ 16,301,331
Gain from derivative financial instruments out options [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss	1,482,618
Gain from derivative financial instruments out options [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss	1,426,029
Gain from derivative financial instruments out options [member] | Top of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss	1,618,429
Prisma Medios de Pago SA [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	7,510,821
Prisma Medios de Pago SA [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	7,022,526
Prisma Medios de Pago SA [member] | Top of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	$ 8,086,571